Fair Value of Financial Instruments - Summary of Fair Value Measurement of Assets And Liabilities (Detail) - CAD ($) $ in Millions	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	$ 118,641	$ 104,411	$ 98,943
FVTPL Securities	14,663	14,210	13,939
FVOCI Securities	43,071	63,123	70,574
Business and Government Loans	262,253	239,809	248,752
Other Assets	24,757	22,411	23,465
Derivative Assets
Derivative Assets	34,827	36,713	34,054
Derivative Liabilities
Derivative Liabilities	29,825	30,815	$ 29,430
Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	118,641	104,411
FVTPL Securities	14,663	14,210
FVOCI Securities	43,071	63,123
Business and Government Loans	6,277	5,156
Other Assets	4,952	4,477
Fair value liabilities	65,171	57,969
Securities sold but not yet purchased	36,760	32,073
Structured note liabilities	24,800	22,665
Other liabilities	3,611	3,231
Derivative Assets
Derivative Assets	34,827	36,713
Derivative Liabilities
Derivative Liabilities	29,825	30,815
Measured at fair value [Member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	8,238	7,596
FVTPL Securities	821	863
FVOCI Securities	8,413	13,065
Measured at fair value [Member] | Canadian government provincial [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	5,035	5,838
FVTPL Securities	1,341	1,380
FVOCI Securities	2,284	2,987
Measured at fair value [Member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	15,152	9,582
FVTPL Securities	7	38
FVOCI Securities	10,245	21,026
Measured at fair value [Member] | U.S. states, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	452	458
FVOCI Securities	3,787	4,114
Measured at fair value [Member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	3,502	1,898
FVTPL Securities	91	92
FVOCI Securities	6,610	6,502
Measured at fair value [Member] | NHA MBS U.S. agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	18,712	14,054
FVTPL Securities	9	9
FVOCI Securities	8,263	12,136
Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	9,187	9,894
FVTPL Securities	7,554	7,704
FVOCI Securities	3,318	3,161
Measured at fair value [Member] | Loans held for trading [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	187	160
Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	58,176	54,931
FVTPL Securities	4,840	4,124
FVOCI Securities	151	132
Measured at fair value [Member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets	7,418	8,072
Derivative Liabilities
Derivative Liabilities	6,690	6,779
Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets	12,185	14,985
Derivative Liabilities
Derivative Liabilities	10,236	12,455
Measured at fair value [Member] | Commodity contracts [member]
Derivative Assets
Derivative Assets	6,510	7,618
Derivative Liabilities
Derivative Liabilities	2,559	2,191
Measured at fair value [Member] | Equity contracts [member]
Derivative Assets
Derivative Assets	8,705	6,038
Derivative Liabilities
Derivative Liabilities	10,323	9,383
Measured at fair value [Member] | Credit default swaps [member]
Derivative Assets
Derivative Assets	9
Derivative Liabilities
Derivative Liabilities	17	7
Valued using quoted market prices [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	74,718	69,825
FVTPL Securities	2,434	2,671
FVOCI Securities	18,931	33,064
Other Assets	4,863	4,392
Fair value liabilities	17,541	18,530
Securities sold but not yet purchased	16,364	17,424
Other liabilities	1,177	1,106
Derivative Assets
Derivative Assets	1,447	2,032
Derivative Liabilities
Derivative Liabilities	1,643	2,337
Valued using quoted market prices [member] | Measured at fair value [Member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	4,507	3,123
FVTPL Securities	666	704
FVOCI Securities	6,083	9,138
Valued using quoted market prices [member] | Measured at fair value [Member] | Canadian government provincial [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	1,918	2,183
FVTPL Securities	72	137
FVOCI Securities	962	1,438
Valued using quoted market prices [member] | Measured at fair value [Member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	7,532	6,050
FVOCI Securities	9,906	18,873
Valued using quoted market prices [member] | Measured at fair value [Member] | U.S. states, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	6
Valued using quoted market prices [member] | Measured at fair value [Member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	659	1,307
FVOCI Securities	1,493	2,803
Valued using quoted market prices [member] | Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	1,920	2,231
FVTPL Securities	54	160
FVOCI Securities	487	812
Valued using quoted market prices [member] | Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	58,176	54,931
FVTPL Securities	1,642	1,670
FVOCI Securities		0
Valued using quoted market prices [member] | Measured at fair value [Member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets	21	6
Derivative Liabilities
Derivative Liabilities	8	6
Valued using quoted market prices [member] | Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets	9	3
Derivative Liabilities
Derivative Liabilities	3	4
Valued using quoted market prices [member] | Measured at fair value [Member] | Commodity contracts [member]
Derivative Assets
Derivative Assets	625	642
Derivative Liabilities
Derivative Liabilities	1,036	746
Valued using quoted market prices [member] | Measured at fair value [Member] | Equity contracts [member]
Derivative Assets
Derivative Assets	788	1,381
Derivative Liabilities
Derivative Liabilities	589	1,581
Valued using quoted market prices [member] | Measured at fair value [Member] | Credit default swaps [member]
Derivative Assets
Derivative Assets	4
Derivative Liabilities
Derivative Liabilities	7
Valued using models (with observable inputs) [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	43,042	33,904
FVTPL Securities	9,043	9,097
FVOCI Securities	23,988	29,926
Business and Government Loans	6,271	5,150
Other Assets	89	85
Fair value liabilities	47,630	39,439
Securities sold but not yet purchased	20,396	14,649
Structured note liabilities	24,800	22,665
Other liabilities	2,434	2,125
Derivative Assets
Derivative Assets	33,380	34,681
Derivative Liabilities
Derivative Liabilities	28,180	28,476
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	3,731	4,473
FVTPL Securities	155	159
FVOCI Securities	2,330	3,927
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Canadian government provincial [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	3,117	3,655
FVTPL Securities	1,269	1,243
FVOCI Securities	1,322	1,549
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	7,620	3,532
FVTPL Securities	7	38
FVOCI Securities	339	2,153
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | U.S. states, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	446	458
FVOCI Securities	3,786	4,113
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	2,843	591
FVTPL Securities	91	92
FVOCI Securities	5,117	3,699
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | NHA MBS U.S. agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	17,844	13,379
FVTPL Securities	9	9
FVOCI Securities	8,263	12,136
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	7,254	7,656
FVTPL Securities	7,500	7,544
FVOCI Securities	2,831	2,349
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Loans held for trading [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	187	160
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
FVTPL Securities	12	12
FVOCI Securities		0
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets	7,397	8,066
Derivative Liabilities
Derivative Liabilities	6,682	6,773
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets	12,176	14,982
Derivative Liabilities
Derivative Liabilities	10,233	12,451
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Commodity contracts [member]
Derivative Assets
Derivative Assets	5,885	6,976
Derivative Liabilities
Derivative Liabilities	1,523	1,445
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Equity contracts [member]
Derivative Assets
Derivative Assets	7,917	4,657
Derivative Liabilities
Derivative Liabilities	9,734	7,802
Valued using models (with observable inputs) [member] | Measured at fair value [Member] | Credit default swaps [member]
Derivative Assets
Derivative Assets	5
Derivative Liabilities
Derivative Liabilities	8	5
Valued using models (without observable inputs) [member] | Measured at fair value [Member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	881	682
FVTPL Securities	3,186	2,442
FVOCI Securities	152	133
Business and Government Loans	6	6
Derivative Liabilities
Derivative Liabilities	2	2
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | U.S. states, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
FVOCI Securities	1	1
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | NHA MBS U.S. agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	868	675
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities	13	7
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
FVTPL Securities	3,186	2,442
FVOCI Securities	151	132
Valued using models (without observable inputs) [member] | Measured at fair value [Member] | Credit default swaps [member]
Derivative Liabilities
Derivative Liabilities	$ 2	$ 2